Nature of the business, Description (Details) $ in Thousands				3 Months Ended
	Sep. 02, 2022 USD ($) MWh MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature of the business [Abstract]
Investments accounted for using equity method				$ 268,151	$ 294,581
Chile TL4 [Member]
Nature of the business [Abstract]
Installed capacity | MW			63
Number of substations | Substation			2
Investments accounted for using equity method			$ 39,000	$ 8,000
Contract life				50 years
Italy PV 4 [Member]
Nature of the business [Abstract]
Installed capacity | MW		3.6
Investments accounted for using equity method		$ 3,700
Chile PV 3 [Member]
Nature of the business [Abstract]
Installed capacity | MW	73
Investments accounted for using equity method	$ 7,700
Percentage of equity interest acquired	35.00%
Batteries capacity expected to install | MWh	100